Expense Example, No Redemption (Vanguard High Dividend Yield Index Fund ETF)	Vanguard High Dividend Yield Index Fund Vanguard High Dividend Yield Index Fund - ETF Shares 11/1/2013 - 10/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128